Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of segment reporting
The following tables present segment reporting for the three months ended March 31, 2014 and 2013 (dollars in thousands):

Statement of Operations:						N-Star CDOs(2)
Three months ended March 31, 2014:	Real Estate		CRE Debt	Asset Management (1)	CRE Securities	CRE Securities	Corporate(3)		Eliminations(1)	Consolidated Total
Net interest income on debt and securities	$736		$30,780	$—	$23,068	$15,662	$4,453	(4)	$—	$74,699
Rental and escalation income	68,141		—	—	—	284	—		—	68,425
Asset management and other fees, related parties	—		—	10,224	—	—	—		(739)	9,485
Income (loss) from operations	(12,653)	(5)	28,635	7,278	23,064	14,608	(18,938)		—	41,994
Equity in earnings (losses) of unconsolidated ventures	28,024		3,768	—	—	—	—		—	31,792
Income (loss) from continuing operations	12,234		32,014	7,278	23,430	(114,977)	(20,684)		—	(60,705)
Net income (loss)	11,850		32,014	7,278	23,430	(114,977)	(20,684)		—	(61,089)

Statement of Operations:						N-Star CDOs(2)
Three months ended March 31, 2013:	Real Estate		CRE Debt	Asset Management(1)	CRE Securities	CRE Debt	CRE Securities	Corporate(3)		Eliminations(1)	Consolidated Total
Net interest income on debt and securities	$188		$6,205	$—	$6,688	$13,517	$17,430	$14,566	(4)	$—	$58,594
Rental and escalation income	28,013		—	—	—	9,761	162	—		—	37,936
Asset management and other fees, related parties	—		—	7,612	—	—	—	—		(3,104)	4,508
Income (loss) from operations	999	(5)	6,144	5,958	6,649	5,653	16,135	(7,652)		—	33,886
Equity in earnings (losses) of unconsolidated ventures	7,717		944	—	—	(348)	—	—		—	8,313
Income (loss) from continuing operations	12,687		5,359	5,958	6,666	(6,306)	53,048	(7,652)		—	69,760
Net income (loss)	12,847		5,359	5,958	6,666	(6,306)	53,048	(7,652)		—	69,920
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(1)
$1.6 million and $3.1 million of collateral management fees were earned from CDO financing transactions for the three months ended March 31, 2014 and 2013, respectively, of which $0.7 million and $3.1 million, respectively, were eliminated in consolidation. These amounts are recorded as asset management and other fees in the asset management segment and as an expense in the N-Star CDO segments.

(2)	Based on CDO financing transactions that were primarily collateralized by either CRE debt or securities and may include other types of investments.

(3)	Includes corporate level interest income, interest expense and unallocated general and administrative expenses.

(4)
Represents income earned from CDO bonds repurchased at a discount, recognized using the effective interest method, that is eliminated in consolidation. The corresponding interest expense is recorded in net interest income in the N-Star CDO segments.

(5)	Includes depreciation and amortization of $26.2 million and $9.0 million for the three months ended March 31, 2014 and 2013, respectively.

The following tables present segment reporting (dollars in thousands):

Statement of Operations:						N-Star CDOs (2)
Year ended December 31, 2013:	Real Estate		CRE Debt	Asset Management (1)	CRE Securities	CRE Debt	CRE Securities	Corporate (3)		Eliminations (1)	Consolidated Total
Net interest income on debt and securities	$511		$48,991	$—	$35,411	$50,679	$84,599	$43,501	(4)	$—	$263,692
Rental and escalation income	203,134		260	—	—	32,098	—	—		—	235,492
Asset management and other fees, related parties	—		—	37,700	—	—	—	—		(10,399)	27,301
Income (loss) from operations	(17,950)	(5)	49,257	30,382	35,139	31,787	90,118	(30,205)		—	188,528
Equity in earnings (losses) of unconsolidated ventures	82,330		3,550	355	—	(758)	—	—		—	85,477
Gain (loss) from deconsolidation of N-Star CDOs	—		—	—	—	(327,083)	27,281	—		—	(299,802)
Income (loss) from continuing operations	75,961		55,107	30,057	81,517	(319,444)	93,916	(30,222)		—	(13,108)
Net income (loss)	67,605		55,107	30,057	81,517	(319,444)	93,916	(30,222)		—	(21,464)
Balance Sheet:
December 31, 2013:
Investments in private equity funds, at fair value	$586,018		$—	$—	$—	$—	$—	$—		$—	$586,018
Investments in and advances to unconsolidated ventures	29,601		98,358	10,384	—	—	—	—		—	138,343
Total Assets	3,335,938		1,211,079	37,421	401,592	15,169	714,458	601,225		—	6,316,882
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(1)
$11.1 million of collateral management fees were earned from CDO financing transactions for the year ended December 31, 2013, of which $10.4 million were eliminated in consolidation. These amounts are recorded as asset management and other fees in the asset management segment and as an expense in the N-Star CDO segments.

(2)	Based on CDO financing transactions that were primarily collateralized by either CRE debt or securities and may include other types of investments.

(3)	Includes corporate level interest income, interest expense and unallocated general and administrative expenses.

(4)
Represents income earned from CDO bonds repurchased at a discount, recognized using the effective interest method, that is eliminated in consolidation. The corresponding interest expense is recorded in net interest income in the N-Star CDO segments.

(5)	Includes depreciation and amortization of $75.8 million for the year ended December 31, 2013.

Statement of Operations:						N-Star CDOs (2)
Year ended December 31, 2012:	Real Estate		CRE Debt	Asset Management (1)	CRE Securities	CRE Debt	CRE Securities	Corporate (3)		Eliminations (1)	Consolidated Total
Net interest income on debt and securities	$159		$15,347	$—	$16,743	$146,977	$117,320	$38,950	(4)	$—	$335,496
Rental and escalation income	82,200		—	—	—	30,296	—	—		—	112,496
Asset management and other fees, related parties	—		—	22,268	—	—	—	—		(14,352)	7,916
Income (loss) from operations	3,956	(5)	13,866	17,260	16,077	96,436	115,201	(30,700)		—	232,096
Equity in earnings (losses) of unconsolidated ventures	(1,936)		1,904	(167)	—	287	—	—		—	88
Income (loss) from continuing operations	42,927		16,915	17,093	22,757	(175,706)	(95,027)	(24,272)		—	(195,313)
Net income (loss)	42,260		16,915	17,093	22,757	(173,088)	(95,027)	(24,272)		—	(193,362)
Balance Sheet:
December 31, 2012:
Investments in and advances to unconsolidated ventures	$30,294		$70,585	$6,149	$—	$—	$—	$—		$—	$107,028
Total Assets	1,189,193		383,998	34,177	179,527	2,282,847	1,035,862	374,347		—	5,479,951
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(1)
Represents $14.4 million of collateral management fees from CDO financing transactions for year ended December 31, 2012, that were eliminated in consolidation. These amounts are recorded as asset management and other fees in the asset management segment and as an expense in the N-Star CDO segments.

(2)	Based on CDO financing transactions that were primarily collateralized by either CRE debt or securities and may include other types of investments.

(3)	Includes corporate level interest income, interest expense and unallocated general and administrative expenses.

(4)
Represents income earned from CDO bonds repurchased at a discount, recognized using the effective interest method, that is eliminated in consolidation. The corresponding interest expense is recorded in net interest income in the N-Star CDO segments.

(5)	Includes depreciation and amortization of $27.0 million for the year ended December 31, 2012.

Statement of Operations:						N-Star CDOs (2)
Year ended December 31, 2011:	Real Estate		CRE Debt	Asset Management (1)	CRE Securities	CRE Debt	CRE Securities	Corporate (3)		Eliminations (1)	Consolidated Total
Net interest income on debt and securities	$143		$1,600	$—	$8,122	$171,424	$158,108	$16,524	(4)	$—	$355,921
Rental and escalation income	89,730		—	—	—	18,664	—	155		—	108,549
Asset management and other fees, related parties	—		—	18,273	—	—	—	—		(17,314)	959
Income (loss) from operations	(11,264)	(5)	796	7,800	7,866	83,929	146,511	(52,727)		—	182,911
Equity in earnings (losses) of unconsolidated ventures	(3,387)		—	(48)	—	697	—	—		—	(2,738)
Income (loss) from continuing operations	(32,830)		(2,600)	7,752	1,666	61,811	(234,454)	(52,674)		—	(251,329)
Net income (loss)	(18,050)		(2,600)	7,752	1,666	64,360	(234,454)	(52,674)		—	(234,000)
Balance Sheet:
December 31, 2011:
Investments in and advances to unconsolidated ventures	$20,044		$68,174	$4,183	$—	$—	$—	$—		$—	$92,401
Total Assets	887,858		71,198	12,239	125,669	2,360,466	1,393,231	143,938		—	4,994,599
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(1)
Represents $17.3 million of collateral management fees from CDO financing transactions for year ended December 31, 2011, that were eliminated in consolidation. These amounts are recorded as asset management and other fees in the asset management segment and as an expense in the N-Star CDO segments.

(2)	Based on CDO financing transactions that were primarily collateralized by either CRE debt or securities and may include other types of investments.

(3)	Includes corporate level interest income, interest expense and unallocated general and administrative expenses.

(4)
Represents income earned from CDO bonds repurchased at a discount, recognized using the effective interest method, that is eliminated in consolidation. The corresponding interest expense is recorded in net interest income in the N-Star CDO segments.

(5)	Includes depreciation and amortization of $28.2 million for the year ended December 31, 2011.

Schedule of total assets by segment
The following table presents total assets by segment as of March 31, 2014 and December 31, 2013 (dollars in thousands):

					N-Star CDOs(1)
Total Assets	Real Estate	CRE Debt	Asset Management	CRE Securities	CRE Debt	CRE Securities	Corporate	Consolidated Total
March 31, 2014	$3,272,648	$1,346,492	$43,122	$404,826	$—	$621,399	$484,748	$6,173,235
December 31, 2013	$3,335,938	$1,211,079	$37,421	$401,592	$15,169	$714,458	$601,225	$6,316,882
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(1)	Based on CDO financing transactions that are primarily collateralized by CRE securities and may include other types of investments.